Note 20 - Segmented Information - Long-lived Assets by Geographical Location (Details) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Geograhical long-lived assets	$ 155,892	$ 142,166
UNITED STATES
Geograhical long-lived assets	71,805	49,192
EMEA [Member]
Geograhical long-lived assets	40,872	44,963
CANADA
Geograhical long-lived assets	$ 43,215	$ 48,011